Basis of presentation and Summary of Significant Accounting Policies - Transaction between entities under common control (Details) - USD ($) $ / shares in Units, $ in Thousands	5 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Stock issued, shares (in Shares)	100
Proceeds from issuance of preferred stock for cash		$ 43,600	$ 43,679
Class B1 Preferred Stock [Member]
Stock issued, shares (in Shares)		11,787,320
Class B2 Preferred Stock [Member]
Stock issued, shares (in Shares)		13,142,857
Class B3 Preferred Stock [Member]
Stock issued, shares (in Shares)		29,000,000
Preferred stock, par value (in Dollars per share)		$ 0.00001
Class B1 and B2 Preferred Stock [Member]
Preferred stock, convertible, conversion price		$ 1.75